Merger (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Summary of Shares of Common Stock Issued and Outstanding in Business Combination
The following summarizes the shares of Common Stock issued and outstanding immediately after the Merger:

Owlet equity holders (1)	90,824,573	81%
SBG public stockholders (3)	3,241,227	3%
Founder Shares (2) (3)	5,750,000	5%
PIPE investors (3)	12,968,000	11%
Owlet common stock immediately after Merger	112,783,800	100%
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(1)Excludes 3,150,463 shares of Common Stock underlying outstanding Owlet option awards.
(2)Includes 2,807,500 Earnout Shares which were outstanding but remained subject to price-based performance vesting terms as described in Note 10.
(3)The SBG public stockholders, Founder Shares and PIPE investors are presented combined in the consolidated statements of redeemable convertible preferred stock and stockholders’ equity (deficit) on the line item Reverse recapitalization transaction, net of fees.